Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)

Operational costs	520,805	548,309	696,197	98,057
Content costs	204,614	359,404	396,502	55,846
Bandwidth and IDC costs	105,343	113,150	110,508	15,565
Tax surcharges	39,240	97,379	95,147	13,401
Depreciation & amortization expenses and others	177,890	116,931	113,527	15,990
	1,047,892	1,235,173	1,411,881	198,859